Regulatory Capital (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total capital to risk-weighted assets Actual (in dollars)	$ 75.0	$ 70.1
Total capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes (in dollars)	38.5	38.3
Total capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	48.2	47.9
Tier 1 capital to risk-weighted assets Actual (in dollars)	69.0	64.1
Tier 1 capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes (in dollars)	19.3	19.1
Tier 1 capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	28.9	28.7
Tier 1 capital to adjusted average assets Actual (in dollars)	69.0	64.1
Tier 1 capital to adjusted average assets Minimum Required For Capital Adequacy Purposes (in dollars)	20.8	20.5
Tier 1 capital to adjusted average assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations (in dollars)	$ 34.6	$ 34.2
Total capital to risk-weighted assets Actual	15.60%	14.60%
Total capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes	8.00%	8.00%
Total capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	10.00%	10.00%
Tier 1 capital to risk-weighted assets Actual	14.30%	13.40%
Tier 1 capital to risk-weighted assets Minimum Required For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 capital to risk-weighted assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	6.00%	6.00%
Tier 1 capital to adjusted average assets Actual	10.00%	9.40%
Tier 1 capital to adjusted average assets Minimum Required For Capital Adequacy Purposes	3.00%	3.00%
Tier 1 capital to adjusted average assets Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	5.00%	5.00%